SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Lease
2022
2023	74,522
2024	13,918
Total lease payments	88,440
Less: imputed interest	2,192
Total Operating lease liabilities	$ 86,248	$ 139,441